CONCENTRATIONS (Tables)	6 Months Ended
Jun. 30, 2025
Risks and Uncertainties [Abstract]
SCHEDULE OF CONCENTRATIONS OF CREDIT RISK

The following table sets forth information as to each customer that accounted for 10% or more of total accounts receivable as of June 30, 2025 and December 31, 2024:

	As of		As of
	June 30,		December 31,
	2025		2024
	Amount	% of Total	Amount		% of Total
A	$500,249	20.01%	$	*	*	%
B	489,332	19.57%		795,879	52.82%
C	378,980	15.16%		*	*	%
D	374,882	15.00%		*	*	%
E	262,855	10.51%		*	*	%
F	*	* %		316,273	20.99%
Total	$2,006,298	80.25%		$1,112,152	73.81%

The following table sets forth information as to each customer that accounted for 10% or more of total revenue for the six months ended June 30, 2025 and 2024.

	For the six months ended June 30,
	2025			2024
Customer	Amount	% of Total		Amount	% of Total
A	$3,607,257	29.83%		$3,022,476	24.91%
B	*	*	%	2,050,295	16.90%
C	*	*	%	1,298,049	10.70%
Total	$3,607,257	29.83%		$6,370,820	52.51%

The following table sets forth information as to each supplier that accounted for 10% or more of accounts payable as of June 30, 2025 and December 31, 2024:

	As of		As of
	June 30,		December 31,
	2025		2024
Suppliers	Amount	% of Total	Amount	% of Total
A	$404,718	25.24%	$417,196	18.81%
B	330,361	20.60%	324,219	14.62%
C	230,211	14.36%	225,931	10.19%
D	*	* %	724,946	32.69%
E	*	* %	273,999	12.35%
Total	$965,290	60.20%	1,966,291	88.66%

*	represented the percentage below 10%

There following table sets forth information as to each supplier that accounted for 10% or more of total purchase during the six months ended June 30, 2025 and 2024:

	For the six months ended June 30,
	2025			2024
Suppliers	Amount	% of Total		Amount		% of Total
A	$1,266,176	10.82%		$	*	* %
B	*	*	%		2,301,768	17.54%
C	*	*	%		1,811,820	13.80%
D	*	*	%		1,438,856	10.96%
Total	$1,266,176	10.82%			5,552,444	42.30%